PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Manufacturing Equipment- Molds		$ 50,963	$ 50,963
Accumulated Depreciation		(35,263)	(35,263)
Total	$ 15,439	$ 15,700	$ 15,700